FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
18.	FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, restricted cash, amounts due from/to related parties, financing receivable, cost method investments and short-term and long-term debt and payable to investors at amortized cost. The carrying values of cash and cash equivalents and restricted cash approximated fair value and represented a level 1 measurement. The carrying value of financing receivable and payable to investors approximate their fair value due to their short-term nature and are considered level 3 measurement. Such fair value was estimated by discounting scheduled cash flows through the estimated maturity with estimated discount rates based on current offering rates of comparable financings with similar terms. The carrying value of the debt obligations approximate fair value considering the borrowing rates are at the same level of the current market yield for the comparable debts and represent a level 2 measurement. The carrying value of amounts due from/to related parties approximate fair value due to the relatively short maturity.

Fair value of the cost method investments approximated $187,649 as of December 31, 2017, as compared with $144,797 of carrying value. Cost method investments do not have a quoted market price. The Company determined the fair value of the cost method investments generally by recent financing transactions which closed in the recent year as reference for fair value of the company’s stock value. As the inputs are unobservable inputs for the asset or liability, this represents a level 2 measurement.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments, long-term available-for-sale investment and liability-classified warrant at fair value on a recurring basis as of December 31, 2016 and 2017.

Short-term investments include the investments in fund and future that were traded publicly in the open market and were valued based on the quoted market price and were classified as Level 1.

The Company's derivative financial instruments were classified as Level 2, as they were not actively traded and were valued using pricing models that used observable market inputs. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented.

The following table summarizes the Company's financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2016 and 2017, respectively:

	As of December 31, 2016				As of December 31, 2017
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total

Short-term investments
Trading securities:
Funds	411	-	-	411	-	-	-	-
Future	(1)	-	-	(1)	-	-	-	-
Long-term investments
Available-for-sale investments:
Convertible redeemable preferred shares	-	-	138,485	138,485	-	-	85,464	85,464
Convertible debt	-	-	4,700	4,700	-	-	6,500	6,500
Equity securities	-	-	-	-	-	9,794	-	9,794
Accrued expense and other current liabilities
Liability-classified warrant	-	-	(6,551)	(6,551)	-	-	(6,356)	(6,356)
Total	$410	-	$136,634	$137,044	-	9,794	$85,608	$95,402

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

	Convertible
	redeemable		Written	Liability-
	preferred	Convertible	put	classified
	shares	Debt	option	warrant

Balance as of December 31, 2015	$219,278	$6,500	$(7,000)	$(6,656)
Initial recognition	6,492	3,200	-	-
Derecognition	(17,937)	(5,000)	7,000	-
(Losses) earnings for the period
Earnings	-	-	-	105
Impairment losses	(50,830)	-	-
Other comprehensive loss	(18,518)	-	-	-

Balance as of December 31, 2016	$138,485	$4,700	$-	$(6,551)

Initial recognition	-	3,000	-	-
Derecognition	(10,647)	(200)	-	-
(Losses) earnings for the period
Earnings	-	-	-	195
Impairment losses	(38,975)	(1,000)	-	-
Other comprehensive loss	(3,399)	-	-	-

Balance as of December 31, 2017	$85,464	$6,500	$-	$(6,356)

Trading securities recorded in short-term investments were valued using the market approach based on the quoted prices in active markets at the reporting date.

Derivative financial instruments were valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

Long-term available-for-sale investments do not have a quoted market rate. The Company determined the fair value of the long-term available-for-sale investments generally by adopting a market approach concluding on the overall investee’s equity value which takes into consideration a number of factors that include expected market multiples from publicly traded companies in the industry, and allocating this value to the various classes of preferred and common shares by using an option-pricing method which takes into consideration a number of factors that include lack of marketability discount, interest rate, expected volatility, probability weight for each scenario including liquidation, redemption and initial public offering as applicable. The determination of the fair value requires the Company to make certain assumptions and estimates regarding industry economic factors.

The liability-classified warrant was valued using Black-Scholes model with the following assumptions.

	Years ended December 31,
	2016	2017
Exercise price	$15.78	$15.78
Annual risk-free interest rate	1.7%	2.0%
Volatility	28%	31%
Dividend yield	-	-

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, goodwill and other intangible assets, long-term cost and equity method investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

As of December 31, 2016, the Company performed impairment tests on its equity method investments, cost method investments and long-term available-for-sales investments, using the market approach or asset-based approach and recorded OTTI losses of $7,519, $43,958 and $50,830 for its equity method investments, cost method investments and available-for-sales investments during the year ended December 31, 2016. The impairment of the equity method investments, cost method investments and available-for-sales investment is considered level 3 because the Company used unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, redemption and an initial public offering as applicable.

As of December 31, 2017, the Company performed impairment tests on its equity method investments, cost method investments and long-term available-for-sales investments, using the market approach or asset-based approach and recorded OTTI losses of $20,040, $53,058 and $39,975 for its equity method investments, cost method investments and long-term available-for-sales investments during the year ended December 31, 2017 (see Note 10). The impairment of the equity method investments, cost method investments and long-term available-for-sales investments is considered level 3 because the Company used unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, redemption and an initial public offering as applicable.